Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Balance at Dec. 31, 2009	$ 8,739	$ 21,976		$ 156		$ (13,393)
Balance (in shares) at Dec. 31, 2009		15,379,850	2,156,166
Increase (Decrease) in Shareholders' Equity
Issuance of convertible preferred stock, net of issuance costs of $89 and $66 for the year ended December 31, 2009 and 2010, respectively	34,911	34,911
Issuance of convertible preferred stock, net of issuance costs (in shares)		5,865,958
Issuance of common stock upon exercise and early exercise of stock options	36			36
Issuance of common stock upon exercise and early exercise of stock options (in shares)			346,722
Repurchase of common stock (in shares)			(95,000)
Vesting of early exercised options	28			28
Stock-based compensation expense	319			319
Net loss	(11,817)					(11,817)
Balance at Dec. 31, 2010	32,216	56,887		539		(25,210)
Balance (in shares) at Dec. 31, 2010		21,245,808	2,407,888
Increase (Decrease) in Shareholders' Equity
Issuance of convertible preferred stock, net of issuance costs of $89 and $66 for the year ended December 31, 2009 and 2010, respectively	49,934	49,934
Issuance of convertible preferred stock, net of issuance costs (in shares)		3,787,876
Issuance of common stock upon exercise and early exercise of stock options	239			239
Issuance of common stock upon exercise and early exercise of stock options (in shares)			295,840
Repurchase of common stock (in shares)			(8,437)
Vesting of early exercised options	97			97
Stock-based compensation expense	1,309			1,309
Net loss	(22,606)					(22,606)
Foreign currency translation adjustments	119				119
Balance at Dec. 31, 2011	61,308	106,821		2,184	119	(47,816)
Balance (in shares) at Dec. 31, 2011		25,033,684	2,695,291
Increase (Decrease) in Shareholders' Equity
Issuance of common stock and convertible preferred stock to acquire Crowd Factory, Inc.	13,048	12,300		748
Issuance of common stock and convertible preferred stock to acquire Crowd Factory, Inc. (in shares)		842,458	98,923
Issuance of common stock upon exercise and early exercise of stock options	362			362
Issuance of common stock upon exercise and early exercise of stock options (in shares)			432,850
Repurchase of common stock (in shares)			(31,646)
Vesting of early exercised options	233			233
Stock-based compensation expense	2,972			2,972
Net loss	(34,385)					(34,385)
Foreign currency translation adjustments	26				26
Balance at Dec. 31, 2012	43,564	119,121		6,499	145	(82,201)
Balance (in shares) at Dec. 31, 2012		25,876,142	3,195,418
Increase (Decrease) in Shareholders' Equity
Issuance of common stock in connection with initial public offering, net of underwriting discounts	80,506		1	80,505
Issuance of common stock in connection with initial public offering, net of underwriting discounts (in shares)			6,658,926
Issuance of common stock from private placement	6,500			6,500
Issuance of common stock from private placement (in shares)			500,000
Issuance of common stock in connection with follow-on offering, net of underwriting discounts	22,519			22,519
Issuance of common stock in connection with follow-on offering, net of underwriting discounts (in shares)			662,498
Costs incurred with initial public offering and follow-on offering	(4,063)			(4,063)
Conversion of preferred stock to common stock		(119,121)	3	119,118
Conversion of preferred stock to common stock (in shares)		(25,876,142)	25,876,142
Issuance of common stock upon exercise and early exercise of stock options	1,774			1,774
Issuance of common stock upon exercise and early exercise of stock options (in shares)			920,816
Vesting of restricted stock units (in shares)			167,359
Withholding taxes for the net share settlement of an equity award	(124)			(124)
Withholding taxes for the net share settlement of an equity award (in shares)			(4,909)
Repurchase of common stock (in shares)			(11,788)
Vesting of early exercised options	555			555
Stock-based compensation expense	5,640			5,640
Net loss	(31,865)					(31,865)
Foreign currency translation adjustments	(24)				(24)
Balance at Sep. 30, 2013	$ 124,982		$ 4	$ 238,923	$ 121	$ (114,066)
Balance (in shares) at Sep. 30, 2013			37,964,462